Restricted cash (Tables)	12 Months Ended
Dec. 31, 2014
Restricted Cash and Investments [Abstract]
Schedule of Restricted Cash and Cash Equivalents
Restricted cash includes:

(In US$ millions)	December 31, 2014	December 31, 2013
CIRR deposits (1)	124	197
Margin calls related to share forward agreements	264	72
Cash pledged as collateral under credit facilities	50	—
Tax withholding deposits	11	49
Total restricted cash	449	318
Long-term restricted cash (related to CIRR deposits and margin calls)	181	150
Short-term restricted cash	268	168

(1) CIRR deposits are cash deposited with commercial banks, which match Commercial Interest Reference Rate ("CIRR") loans from Eksportfinans ASA, the Norwegian export credit agency (See Note 23 to the consolidated financial statements included herein). The deposits are used to make repayments of the CIRR loans.